Financial instruments and financial risk management - Classification of financial instruments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and financial risk management
Financial assets	$ 222,348,752	$ 129,754,140
Financial liabilities	8,942,617	22,436,967
Cash and cash equivalents.
Financial instruments and financial risk management
Financial assets	221,928,008	129,450,676
Restricted cash
Financial instruments and financial risk management
Financial assets	291,676	143,800
Receivables
Financial instruments and financial risk management
Financial assets	129,068	159,664
Non-derivative financial liabilities | Trade payable and accrued liabilities
Financial instruments and financial risk management
Financial liabilities	6,810,781	3,461,339
Non-derivative financial liabilities | Lease liabilities
Financial instruments and financial risk management
Financial liabilities	1,887,271	1,075,773
Derivative financial liabilities. | Derivative liabilities
Financial instruments and financial risk management
Financial liabilities	$ 244,565	$ 17,899,855